ORGANIZATION AND BASIS OF PRESENTATION 1 (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	¥ 744,568		¥ 1,084,866		$ 114,110
Variable Interest Entity, Consolidated, Assets, Noncurrent	1,681,837		1,717,089		257,753
Total assets	2,426,405		2,801,955		371,863
Variable Interest Entity, Consolidated, Liabilities, Current	1,168,355		1,233,518		179,058
Variable Interest Entity, Consolidated, Liabilities, Noncurrent	756,544		944,136		115,946
Total liabilities	1,924,899		2,177,654		295,004
Revenues	958,467	$ 146,891	1,529,447	¥ 1,271,888
Net income/(loss)	(132,433)	(20,296)	148,100	142,958
Net cash generated from/(used in) operating activities	(205,742)	(31,531)	(39,854)	380,034
Net cash used in investing activities	(111,782)	(17,131)	(114,716)	(100,875)
Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	424,279		812,313		65,024
Variable Interest Entity, Consolidated, Assets, Noncurrent	1,134,372		1,126,695		173,850
Total assets	1,558,651		1,939,008		238,874
Variable Interest Entity, Consolidated, Liabilities, Current	884,295		1,132,853		135,524
Variable Interest Entity, Consolidated, Liabilities, Noncurrent	499,092		512,827		76,489
Total liabilities	1,383,387		1,645,680		212,013
Revenues	918,696	140,796	1,443,373	1,175,618
Net income/(loss)	(129,814)	(19,895)	74,633	85,753
Net cash generated from/(used in) operating activities	(364,015)	(55,788)	(102,228)	368,546
Net cash used in investing activities	(48,705)	$ (7,464)	(102,734)	¥ (72,695)
Cash and cash equivalents | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	339,018		742,402		51,957
Restricted cash | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	4,369		13,705		670
Inventories | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	2,223		3,455		341
Accounts receivable, net | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	1,679		852		257
Prepayments and other current assets | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	72,413		36,983		11,098
Amounts due from the Group's subsidiaries | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	4,577		14,916		701
Property and equipment, net | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	100,099		127,589		15,341
Intangible assets, net | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	14,511		19,031		2,224
Long-term investment
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	0				0
Long-term investment | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent			33,000
Goodwill | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	328,290		316,334		50,313
Deferred tax assets, net | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	26,812		7,567		4,109
Operating lease right-of-use assets
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	609,972				93,482
Operating lease right-of-use assets | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent			575,229
Other non current assets | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	54,688		47,945		8,381
Accounts payable | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	8,036		6,639		1,231
Accrued expenses and other liabilities | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	130,035		155,709		19,929
Current portion of operating lease liabilities | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	189,172				28,992	$ 153,248
Deferred revenue and customer advances | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	552,911		690,273		84,737
Income taxes payable | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	1,884		7,391		289
Amounts due to the Group's subsidiaries | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	2,257		119,593		346
Deferred revenue and customer advances | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Noncurrent	33,572		35,527		5,145
Operating lease liabilities | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Noncurrent	430,204		433,874		65,932
Deferred tax liabilities, net | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Noncurrent	3,560		5,431		546
Other non current liabilities | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Noncurrent	¥ 31,756		¥ 37,995		$ 4,866